ACCOUNTING FOR WARRANT LIABILITY (Details Narrative) - shares			1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 27, 2024	Jan. 09, 2024	Jan. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 26, 2024	Jan. 31, 2024
Warrants outstanding				10,557,453		11,221,954	15,566,667
Number of warrants issued			4,344,714	4,977,576
Redemption of common shares				3,797,169	26,068,281	26,068,281	26,068,281
Ordinary shares redeemed				134,550		3,931,719
Note Warrant [Member]
Proceeds from issuance of warrants				5,000,000
Common Class A [Member]
Redemption of common shares			26,068,281			2,137,134
Ordinary shares redeemed				134,550		3,931,719	30,000,000	134,550
Ordinary shares subject to possible redemption			26,068,281
Common Class A [Member] | Common Stock [Member]
Ordinary shares redeemed		2,137,134		1,660,035					2,137,134
Public Warrants [Member]
Warrants outstanding				4,990,786		5,655,286	10,000,000
Private Placement [Member]
Warrants outstanding				5,566,667		5,566,667	5,566,667
Private Placement [Member] | Common Class A [Member]
Redemption of common shares	1,660,035	2,137,134